Basis of Presentation (Details) - Schedule of dilutive weighted average shares - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
NUMERATOR:
NET INCOME (LOSS) (in Dollars)	$ 220	$ (11,047)	$ (4,768)	$ (8,628)
Less: adjustments to net income (in Dollars)	(3,482)
NET INCOME (LOSS) - DILUTED SHARES OUTSTANDING CALCULATION (in Dollars)	$ (3,262)	$ (11,047)	$ (4,768)	$ (8,628)
DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	148,702,169	139,203,973	145,880,177	138,963,449
Warrants and Options to purchase common stock	114,026,672
Convertible Debt
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED	262,728,841	139,203,973	145,880,177	138,963,449
LOSS PER COMMON SHARE - DILUTED (in Dollars per share)	$ (0.01)	$ (0.08)	$ (0.03)	$ (0.06)
LOSS PER COMMON SHARE - BASIC (in Dollars per share)	$ 0	$ (0.08)	$ (0.03)	$ (0.06)
DENOMINATOR [Member]
DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	148,702,169	139,203,973	145,880,177	138,963,449